Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Liabilities:
Due to related parties	$ 21,062	$ 17,447
Deferred revenue - current (e)	7,396	10,302
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	19,665	15,957
Management fee payable to CSM (b)
Liabilities:
Due to related parties	1,397	1,490
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (e)	4,961	4,637
Total liabilities	$ 26,023	$ 22,084